Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Gain (Loss) [Member]
Balance at Dec. 31, 2016	$ 65,415	$ 18,629	$ 9,815	$ 42,629	$ (4,784)	$ (874)
Net income	7,101			7,101
Reclassification of tax effect from AOCI to retained earnings				109		(109)
Other comprehensive income (loss)	320					320
Cash dividends declared	(2,304)			(2,304)
Balance at Dec. 31, 2017	70,532	18,629	9,815	47,535	(4,784)	(663)
Net income	9,412			9,412
Other comprehensive income (loss)	(720)					(720)
Cumulative effect adjustment equity securities, related to ASU 2016-01				29		(29)
Cash dividends declared	(2,688)			(2,688)
Balance at Dec. 31, 2018	76,536	18,629	9,815	54,288	(4,784)	(1,412)
Net income	10,414			10,414
Other comprehensive income (loss)	1,484					1,484
Issuance of 108 treasury shares	4				4
Cash dividends declared	(2,962)			(2,962)
Balance at Dec. 31, 2019	$ 85,476	$ 18,629	$ 9,815	$ 61,740	$ (4,780)	$ 72